Employee Future Benefits - Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit current service cost	$ 44	$ 44
Defined benefit administrative expenses	10	8
Past service cost – plan amendments and curtailments	0	0
Service cost	54	52
Interest on net defined benefit (asset) liability	(1)	4
Defined benefit cost	53	56
Defined contribution cost	101	97
Net benefit cost	154	153
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit current service cost	0	0
Defined benefit administrative expenses	2	2
Past service cost – plan amendments and curtailments	0	0
Service cost	2	2
Interest on net defined benefit (asset) liability	(8)	(5)
Defined benefit cost	(6)	(3)
Defined contribution cost	0	0
Net benefit cost	$ (6)	$ (3)